Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Summary of detailed information about remuneration paid to related parties
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017

Directors’ fees	$132	$142	$153

Salaries and benefits	$588	$1,143	$929

Share-based compensation	$321	$461	$410